Commitments and contingencies - Income tax declaration for 2013, 2017 and 2018 (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 PEN (S/)	Dec. 31, 2025 PEN (S/)	Dec. 31, 2024 USD ($)	Aug. 28, 2024 USD ($)	Aug. 28, 2024 PEN (S/)	Aug. 11, 2023 USD ($)	Aug. 11, 2023 PEN (S/)	Jul. 31, 2023 USD ($)	Jul. 31, 2023 PEN (S/)	Dec. 31, 2022 PEN (S/)	Nov. 30, 2022 USD ($)	Nov. 30, 2022 PEN (S/)	May 15, 2021 USD ($)	May 15, 2021 PEN (S/)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 PEN (S/)
Disclosure of Commitments and contingencies [Line Items]
Amount of tax debt | $	$ 479,990,000
Contingent liability	20,500,000			S/ 6,087,000				$ 12,249,000
Other receivables | $	$ 713,604,000				$ 661,011,000
SUNAT. | Open tax procedure
Disclosure of Commitments and contingencies [Line Items]
Declared tax deductions not recognized | S/									S/ 3,648,000
SUNAT. | Year 2013 [Member] | Open tax procedure
Disclosure of Commitments and contingencies [Line Items]
Declared tax deductions not recognized															$ 41,341,000	S/ 139,235,000
SUNAT. | Year 2014 [Member] | Open tax procedure
Disclosure of Commitments and contingencies [Line Items]
Declared tax deductions not recognized																	$ 28,176,000	S/ 94,898,000
SUNAT. | Ifrs Tax Year 2017 [Member]
Disclosure of Commitments and contingencies [Line Items]
Amount of tax liability paid		$ 2,759,000	S/ (9,266,000)
Amount related to unaccepted repairs		2,749,000										S/ 9,224,000
SUNAT. | Ifrs Tax Year 2017 [Member] | Non-recognition of investment in development costs [Member]
Disclosure of Commitments and contingencies [Line Items]
Declared tax deductions not recognized		11,793,000										39,720,000
Services of related parties not recognised		$ 33,984,000										S/ 127,929,000
SUNAT. | Ifrs Tax Year 2018 [Member] | Open tax procedure
Disclosure of Commitments and contingencies [Line Items]
Declared tax deductions not recognized						$ 20,054,000				$ 21,882,000	S/ 73,700,000		$ 21,882,000	S/ 73,700,000
Services of related parties not recognised										$ 50,742,000	S/ 170,900,000		$ 50,742,000	S/ 170,900,000
Contingent liability | S/							S/ 5,954,000
SUNAT. | Ifrs Tax Year 2018 [Member] | Non-recognition of investment in development costs [Member]
Disclosure of Commitments and contingencies [Line Items]
Declared tax deductions not recognized						465,000	1,561,000
SUNAT. | Ifrs Tax Year 2018 [Member] | Non-recognition of the compensation of carry-over tax losses from previous years [Member]
Disclosure of Commitments and contingencies [Line Items]
Services of related parties not recognised						$ 3,183,000	S/ 10,688,000